UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

August 31, 2009

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.0%
ARIZONA — 6.5%
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 1.21%, 10/1/09 resets quarterly at 67% of the 3-month LIBOR plus 0.81% with no caps(1)	$ 2,500,000	$ 1,407,500
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	500,000	563,285
Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, (Senior Lien), 5.25%, 7/1/17(1)	4,050,000	4,267,809
Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, (Senior Lien), 5.25%, 7/1/18(1)	1,000,000	1,041,520
Phoenix Civic Improvement Corp. Water System Rev., Series 2009 A, (Junior Lien), 5.00%, 7/1/39(1)	1,500,000	1,546,935
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29(1)	3,015,000	2,137,906
Quailwood Meadows Community Facilities District GO, 6.00%, 7/15/22	1,120,000	846,799
Quailwood Meadows Community Facilities District GO, 6.125%, 7/15/29	2,000,000	1,357,220
Scottsdale Industrial Development Auth. Hospital Rev., Series 2008 A, (Scottsdale Healthcare), 5.25%, 9/1/30(1)	750,000	711,615
Sundance Community Facilities District GO, 6.25%, 7/15/29(2)	395,000	357,740
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	840,000	660,811
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	614,000	436,701
		15,335,841
CALIFORNIA — 5.2%
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	2,000,000	2,043,020
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	2,000,000	1,768,920
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	2,000,000	1,403,900
Morongo Band of Misison Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)(2)	1,000,000	825,840
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	207,815
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	275,000	220,751
Soledad Improvement Bond Act of 1915 Special Assessment Rev., (Diamond Ridge District No. 2002-01), 6.75%, 9/2/33	1,000,000	864,210
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,383,600
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,560,000	1,475,385
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	2,000,000	2,000,520
		12,193,961
COLORADO — 6.3%
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33(1)	2,000,000	2,030,080
Denver Health & Hospital Auth. Healthcare Rev., Series 2007 B, VRN, 1.55%, 9/1/09 resets quarterly at 67% of the 3-month LIBOR plus 1.10% with no caps(1)	5,865,000	3,181,763
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	5,725,000	3,846,856
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24(1)	3,000,000	2,275,440
Plaza Metropolitan District No. 1 Tax Allocation Rev., 8.00%, 12/1/25	1,500,000	1,338,420
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14	1,800,000	1,168,380
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19	1,500,000	947,835

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

		14,788,774
CONNECTICUT — 0.4%
Connecticut Development Auth. Industrial Rev., (Afco Cargo BDL - LLC), 8.00%, 4/1/30	$ 1,000,000	$ 894,540

DISTRICT OF COLUMBIA — 1.7%
Metropolitan Washington Airports Auth. Rev., Series 2001 A, 5.50%, 10/1/18 (NATL)(1)	750,000	773,220
Metropolitan Washington Airports Auth. Rev., Series 2008 A, 5.50%, 10/1/21(1)	3,000,000	3,139,950
		3,913,170
FLORIDA — 10.9%
Arborwood Community Development District Special Assessment Rev., Series 2006 B, (Centex Homes), 5.25%, 5/1/16	1,480,000	1,148,746
Broward County Airport System Rev., Series 2009 O, 5.375%, 10/1/29(3)	1,175,000	1,189,076
Concorde Estates Community Development District Special Assessment Rev., Series 2004 B, 5.00%, 5/1/11	2,065,000	1,184,443
Covington Park Community Development District Special Assessment Rev., Series 2004 B, (Capital Improvement), 5.30%, 11/1/09(1)	140,000	136,118
Dupree Lakes Community Development District Rev., 5.00%, 11/1/10	1,775,000	1,352,071
Florida Municipal Power Agency, Rev., Series 2008 A, (All-Requirements Power Supply), 5.25%, 10/1/19(1)	5,000,000	5,494,650
Hillsborough County Industrial Development Health Facilities Auth. Rev., Series 2008 B, (University Community Hospital), 8.00%, 8/15/32(1)	1,500,000	1,550,670
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	5,000,000	5,071,400
Miami-Dade County Aviation Rev., Series 2009 A, 5.50%, 10/1/36(1)	1,785,000	1,815,309
Miami-Dade County Health Facilities Auth. Rev., (Miami Children's Hospital-A-2 RMK), VRDN, 4.55%, 8/1/13 (NATL)(1)	2,000,000	2,035,540
Midtown Miami Community Development District Special Assessment Rev., Series 2004 A, 6.25%, 5/1/37(1)	2,500,000	1,865,400
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	400,000	407,304
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,558,590
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,084,370
		25,893,687
GEORGIA — 5.9%
Atlanta Tax Allocation Rev., (Princeton Lakes), 5.50%, 1/1/31	1,060,000	826,175
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39(1)	3,000,000	3,126,870
Georgia Municipal Electric Auth. Rev., Series 2008 A, (General Resolution), 5.25%, 1/1/19(1)	1,000,000	1,126,390
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23(1)	3,000,000	3,383,100
Marietta Development Auth. Rev., (Life University, Inc.), 7.00%, 6/15/39(1)	4,000,000	3,339,560
Private Colleges & Universities Auth. Rev., Series 2009 B, (Emory University), 5.00%, 9/1/32(1)	2,000,000	2,096,240
		13,898,335
GUAM — 1.3%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	1,700,000	1,713,923
Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25(1)	1,500,000	1,405,965
		3,119,888
ILLINOIS — 10.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,064,902
Bolingbrook Sales Tax Rev., 6.25%, 1/1/24(4)	1,000,000	445,000
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22(1)	3,000,000	2,777,520

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37	5,000,000	2,662,500
Hampshire Special Service Area No. 16 Special Tax Rev., Series 2007 A, (Crown Development - Prairie Ridge West), 6.00%, 3/1/46	$ 4,230,000	$ 2,187,291
Illinois Finance Auth. Rev., Series 2007 A, (Monarch Landing, Inc. Facility), 7.00%, 12/1/37	5,000,000	2,602,300
Illinois Finance Auth. Rev., Series 2007 A, (Sedgebrook, Inc. Facility), 6.00%, 11/15/42	5,000,000	2,460,600
Illinois Finance Auth. Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30(1)	1,500,000	1,629,465
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.73%, 12/15/31 (NATL)(1)(5)	3,500,000	978,635
Pingree Grove Special Service Area No. 7 Special Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%, 3/1/36	3,336,000	2,183,646
Volo Village Special Service Area No. 3 Special Tax Rev., Series 2006-1, (Symphony Meadows), 6.00%, 3/1/36	3,500,000	2,133,565
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,990,000	4,527,062
		25,652,486
INDIANA — 0.3%
Purdue University Rev., Series 2009 B, (Student Facilities System), 5.00%, 7/1/35(1)	750,000	779,490

MARYLAND — 2.1%
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	5,000,000	4,033,150
Maryland Industrial Development Financing Auth. Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	846,520
		4,879,670
MINNESOTA — 0.7%
North Oaks Senior Housing Rev., (Presbyterian Homes), 6.50%, 10/1/47	2,000,000	1,726,160

MISSOURI — 0.4%
Missouri Bottom Transportations Development District Hazelwood Rev., 7.20%, 5/1/33	860,000	699,816
Missouri Housing Development Commission Mortgage Rev., Series 1998 B2, (Single Family), 6.40%, 9/1/29 (GNMA/FNMA)(1)	145,000	150,877
		850,693
NEVADA — 4.5%
Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.25%, 2/1/12	645,000	573,966
Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.375%, 2/1/13	675,000	573,683
Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.40%, 2/1/14	650,000	525,531
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	1,340,000	1,081,005
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.10%, 10/1/22(1)	1,105,000	996,920
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.20%, 10/1/25(1)	350,000	308,882
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13(1)	1,230,000	1,102,695
Las Vegas Improvement District No. 808 & 810 Special Assessment Rev., (Summerlin Village 23B), 6.125%, 6/1/31	3,500,000	1,880,235
Las Vegas Redevelopment Agency Tax Increment Tax Allocation Rev., Series 2009 A, 8.00%, 6/15/30(1)	2,000,000	2,178,160

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.20%, 12/1/10	665,000	655,358
Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.45%, 12/1/11	$ 705,000	$ 683,025
		10,559,460
NEW JERSEY — 6.7%
New Jersey COP, Series 2008 A, (Equipment Lease Purchase), 5.00%, 6/15/21(1)	2,150,000	2,266,788
New Jersey Economic Development Auth. Rev., Series 2006 A, (Gloucester Marine Terminal), 6.625%, 1/1/37	5,000,000	3,818,150
New Jersey Economic Development Auth. Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	5,000,000	3,891,350
New Jersey Economic Development Auth. Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15	2,000,000	1,792,060
New Jersey Educational Facilities Auth. Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,326,588
New Jersey Transportation Trust Fund Auth. Rev., Series 2009 A, 6.29%, 12/15/39(1)(5)	5,000,000	777,950
Rutgers State University Rev., Series 2009 F, 5.00%, 5/1/39(1)	2,000,000	2,080,740
		15,953,626
NEW MEXICO — 1.3%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,000,028
Mariposa East Public Improvement District GO, 6.00%, 9/1/32	900,000	576,747
Montecito Estates Public Improvement District Special Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,190,000	814,424
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33(1)	1,000,000	757,720
		3,148,919
NEW YORK — 7.3%
Nassau County Industrial Development Agency Continuing Care Retirement Community Rev., Series 2007 A, (Amsterdam at Harborside), 6.50%, 1/1/27	2,500,000	2,024,275
New York GO, Series 2009 H1, 5.125%, 3/1/26(1)	2,000,000	2,124,360
New York GO, Series 2009 J1, 5.00%, 5/15/33(1)	1,500,000	1,536,405
New York State Dormitory Auth. Rev., (Orange Regional Medical Center), 6.25%, 12/1/37(1)	4,250,000	3,449,427
New York State Dormitory Auth. Rev., Series 2008 A2, (Memorial Sloan- Kettering Cancer Center), 5.00%, 7/1/26(1)	3,250,000	3,367,163
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32(1)	1,000,000	835,090
Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15(1)	2,500,000	2,780,025
Triborough Bridge & Tunnel Auth. Rev., Series 2009 A2, 5.25%, 11/15/34(1)	1,000,000	1,051,330
		17,168,075
NORTH CAROLINA — 5.4%
North Carolina Capital Facilities Finance Agency Rev., (Wake Forest University), 5.00%, 1/1/38(1)	1,000,000	1,042,350
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.50%, 1/1/26(1)	2,000,000	2,082,800
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	4,645,000	5,136,302
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17(1)	4,000,000	4,421,880
		12,683,332
OHIO — 2.6%
Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A2, (Asset-Backed Senior Current Interest Turbo Term), 6.50%, 6/1/47(1)	6,255,000	5,043,657

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Pinnacle Community Infrastructure Financing Facilities Auth. Rev., Series 2004 A, 6.25%, 12/1/36(1)	$ 1,800,000	$ 1,186,686
		6,230,343
OKLAHOMA — 0.3%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23(1)	750,000	623,145

OREGON — 1.3%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37	2,330,000	1,665,367
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	1,300,000	1,343,277
		3,008,644
PENNSYLVANIA — 4.2%
Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,170,795
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,041,920
Pennsylvania Turnpike Commission Rev., Series 2009 C, (Convertible Capital Appreciation Subordinated), 6.21%, 6/1/16 (FSA)(1)(5)	4,000,000	2,826,960
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	1,440,000	1,450,829
Philadelphia Municipal Auth. Rev., 6.50%, 4/1/39(1)	1,500,000	1,527,705
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/33(1)	1,000,000	1,013,180
		10,031,389
PUERTO RICO — 0.2%
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	600,000	597,492

RHODE ISLAND — 0.8%
Rhode Island Health & Educational Building Corp. Rev., (Portsmouth Abbey School), VRDN, 0.14%, 9/1/09 (LOC: Bank of America N.A.)(1)	1,810,000	1,810,000

TENNESSEE — 2.7%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 B, (Campus Development Foundation, Inc. Phase I LLC), 6.00%, 10/1/35(1)	3,565,000	2,690,720
Shelby County Health Educational & Housing Facilities Board Rev., Series 2008 C, 5.25%, 6/1/17(1)	3,695,000	3,782,054
		6,472,774
TEXAS — 3.4%
Abia Development Corp. Airport Facilities Rev., (Aero Austin L.P.), 6.75%, 1/1/11	270,000	263,822
Lower Colorado River Auth. Rev., 5.75%, 5/15/37(1)	2,250,000	2,309,108
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	5,300,000	5,503,838
		8,076,768
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,041,740

UTAH — 0.9%
Utah GO, Series 2009 A, 5.00%, 7/1/23(1)	2,000,000	2,243,120

VIRGINIA — 2.4%
Norfolk Redevelopment & Housing Auth. Rev., (Old Dominion University), VRDN, 0.14%, 9/1/09 (LOC: Bank of America N.A.)(1)	1,300,000	1,300,000
Peninsula Town Center Community Development Auth. Rev., 6.45%, 9/1/37	3,000,000	2,233,020
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	1,000,000	1,070,280
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	1,000,000	1,115,230
		5,718,530

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

WASHINGTON — 0.5%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL)(1)	$ 250,000	$ 270,532
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	1,000,000	1,032,770
		1,303,302
WISCONSIN — 1.2%
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	1,200,000	1,258,092
Wisconsin Health & Educational Facilities Auth. Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	2,000,000	1,498,780
		2,756,872
WYOMING — 0.9%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39(1)	2,000,000	2,073,020
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $273,277,594)		236,427,246
OTHER ASSETS AND LIABILITIES(6)		(23,894)
TOTAL NET ASSETS — 100.0%		$236,403,352

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
31	U.S. Long Bond	December 2009	$3,712,250	$(68,609)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $4,902,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,844,391, which represented 0.8% of total net assets.

(3)	When-issued security.
(4)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

(5)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(6)	Category is less than 0.05% of total net assets.

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	–	$ 236,427,246	–
Total Value of Investment Securities	–	$ 236,427,246	–
Other Financial Instruments
Futures Contracts	$ (68,609)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (68,609)	–	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 273,277,594
Gross tax appreciation of investments	$ 5,058,635
Gross tax depreciation of investments	(41,908,983)
Net tax appreciation (depreciation) of investments	$ (36,850,348)
The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

August 31, 2009

New York Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 89.0%
GUAM — 0.6%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	$ 50,000	$ 50,410

NEW YORK — 80.8%
Babylon Industrial Development Agency Resource Recovery Rev., Series 2009 A, (Covanta Babylon), 5.00%, 1/1/14(1)	100,000	108,447
Erie County GO, Series 2005 D1, 5.00%, 6/1/14 (NATL)(1)	100,000	105,116
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)(1)	100,000	110,430
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	100,000	110,408
Metropolitan Transportation Auth. Dedicated Tax Fund Rev., Series 2009 B, 5.00%, 11/15/34(1)	200,000	202,538
Metropolitan Transportation Auth. Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)(1)	200,000	224,794
Metropolitan Transportation Auth. Service Contract Rev., Series 2002 A, 5.125%, 1/1/29(1)	200,000	201,374
Nassau County GO, Series 2009 C, (General Improvement), 5.25%, 10/1/17(1)	200,000	228,382
Nassau County GO, Series 2009 E, 4.00%, 6/1/13(1)	100,000	107,106
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG2, (Second General Resolution), 5.00%, 6/15/35(1)	300,000	306,504
New York City Transitional Finance Auth. Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39(1)	100,000	102,524
New York City Transitional Finance Auth. Rev., Series 2009 A, (Future Tax Secured Bonds), 5.00%, 5/1/38(1)	200,000	205,232
New York City Transitional Finance Auth. Rev., Series 2009 B, (Future Tax Secured Bonds), 5.00%, 11/1/23(1)	200,000	220,872
New York City Trust for Cultural Resources Rev., Series 2008 1A, (Museum of Modern Art), 5.00%, 4/1/25(1)	100,000	108,168
New York City Trust for Cultural Resources Rev., Series 2009 A, (American Museum of Natural History), 5.00%, 4/1/20(1)	150,000	171,868
New York GO, Series 2008 A, 4.00%, 3/1/13(1)	100,000	108,779
New York GO, Series 2008 B1, 5.25%, 9/1/22(1)	100,000	109,370
New York GO, Series 2009 J1, 5.00%, 5/15/31(1)	200,000	206,034
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18(1)	200,000	229,112
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	200,000	202,680
New York State Dormitory Auth. Rev., (Yeshiva University), 5.00%, 9/1/38(1)	200,000	202,672
New York State Dormitory Auth. Rev., Series 2008 A2, (Memorial Sloan- Kettering Cancer Center), 5.00%, 7/1/26(1)	100,000	103,605
New York State Dormitory Auth. Rev., Series 2008 B, (New York University), 5.00%, 7/1/22(1)	100,000	109,046
New York State Dormitory Auth. Rev., Series 2008 C, (Cornell University), VRDN, 0.12%, 9/1/09 (SBBPA: Bank of America N.A.)(1)	300,000	300,000
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(2)	400,000	396,040
New York State Dormitory Auth. Rev., Series 2009 A, (University of Rochester), 5.00%, 7/1/21(1)	100,000	109,464
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2006 C, (Revolving Fund-Pooled Financing), 5.00%, 10/15/22(1)	100,000	109,255
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29(1)	200,000	213,218
New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20(1)	200,000	224,244
New York State Thruway Auth. Highway & Bridge Trust Fund Rev., Series 2002 A, 5.25%, 4/1/12, Prerefunded at 100% of Par (FSA)(1)(3)	100,000	111,069

New York Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2008 B, 5.00%, 4/1/21(1)	$ 200,000	$ 219,946
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21(1)	100,000	108,113
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28(1)	190,000	200,384
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15(1)	200,000	230,748
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds- One Hundred Fifty-Third Series), 5.00%, 7/15/35(1)	100,000	103,916
Rome City School District GO, 5.00%, 6/15/13 (NATL/FGIC)	100,000	112,586
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)(1)	100,000	103,788
Saratoga County Water Auth. Rev., (Water System), 5.00%, 9/1/33(1)	200,000	205,396
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	110,690
Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/20(1)	200,000	222,192
Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/33(1)	200,000	205,238
		7,071,348
PUERTO RICO — 7.6%
Puerto Rico Electric Power Auth. Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL)(1)	350,000	361,823
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.25%, 8/1/27(1)	100,000	102,324
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37(1)	200,000	205,620
		669,767
TOTAL MUNICIPAL SECURITIES
(Cost $7,600,689)		7,791,525

TEMPORARY CASH INVESTMENTS — 13.8%
Federated New York Municipal Cash Trust Institutional Service Shares(1)
(Cost $1,210,946)	1,210,946	1,210,946
TOTAL INVESTMENT SECURITIES — 102.8%
(Cost $8,811,635)		9,002,471
OTHER ASSETS AND LIABILITIES — (2.8)%		(245,397)
TOTAL NET ASSETS — 100.0%		$8,757,074

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1	U.S. Long Bond	December 2009	$119,750	$(2,213)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $516,000.
(2)	When-issued security.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

New York Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	–	$ 7,791,525	–
Temporary Cash Investments	–	1,210,946	–
Total Value of Investment Securities	–	$ 9,002,471	–
Other Financial Instruments
Futures Contracts	$ (2,213)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (2,213)	–	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 8,811,635
Gross tax appreciation of investments	$ 191,111
Gross tax depreciation of investments	(275)
Net tax appreciation (depreciation) of investments	$ 190,836

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

August 31, 2009

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.5%
ALABAMA — 1.6%
East Alabama Health Care Facilities Auth. Rev., Series 2008 B, VRDN, 5.00%, 9/1/13(1)	$ 500,000	$ 512,295

ARIZONA — 2.5%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	200,000	225,314
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	250,000	276,485
University Medical Center Corp. Rev., 6.50%, 7/1/39(1)	300,000	310,314
		812,113
CALIFORNIA — 19.6%
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/34(1)	400,000	411,820
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	300,000	303,957
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	300,000	317,940
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	200,000	221,160
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	500,000	529,900
California GO, 5.625%, 4/1/26(1)	500,000	526,655
California GO, 5.75%, 4/1/27(1)	500,000	529,425
California GO, 5.75%, 4/1/28(1)	500,000	528,255
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	250,000	272,332
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	300,000	301,074
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	300,000	303,606
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL)(1)	265,000	266,503
Desert Sands Unified School District COP, (Financing), 5.00%, 3/1/18(1)	50,000	50,604
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	500,000	390,005
Metropolitan Water District of Southern California Rev., Series 2004 B3, 3.25%, 10/1/11 (NATL)(1)	150,000	157,195
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	400,000	411,880
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24(1)	200,000	207,612
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	250,000	280,018
Vernon Electric System Rev., Series 2009 A, 5.50%, 8/1/15(1)	420,000	453,025
		6,462,966
COLORADO — 1.3%
Colorado Health Facility Auth. Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33(1)	200,000	217,758
University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	200,000	212,044
		429,802
CONNECTICUT — 1.5%
Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X3, (Yale University), 4.85%, 7/1/37(1)	250,000	257,138

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL)(1)	$ 200,000	$ 221,980
		479,118
DELAWARE — 0.3%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	100,000	109,356

DISTRICT OF COLUMBIA — 1.7%
District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, (Subordinate Lien), 5.00%, 10/1/34 (AGC)(1)	125,000	127,094
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	400,000	450,408
		577,502
FLORIDA — 2.6%
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL)(1)	250,000	248,078
Miami-Dade County Educational Facilities Auth. Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	200,000	202,522
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	100,000	101,826
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	314,559
		866,985
GEORGIA — 3.3%
Burke County Development Auth. Pollution Control Rev., Series 2006 C1, (Oglethorpe Power Corp. Vogtle), VRDN, 4.625%, 4/1/10 (Ambac)(1)	500,000	510,825
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	500,000	526,380
Municipal Electric Authority of Georgia Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	40,000	43,939
		1,081,144
GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	250,000	252,590

ILLINOIS — 5.2%
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	200,000	211,854
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (FSA)(1)	250,000	265,713
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	200,000	220,196
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.73%, 12/15/31 (NATL)(1)(2)	2,425,000	678,054
Winnebago, Boone et al Counties Community College District No. 511 GO, (Rock Valley Community College), 6.30%, 10/1/15 (NATL/FGIC)(1)	300,000	354,375
		1,730,192
INDIANA — 1.5%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (FSA)(1)	250,000	272,420
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	200,000	210,556
		482,976
KENTUCKY — 1.5%
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	250,000	268,397
Kentucky Turnpike Auth. Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	200,000	227,582
		495,979

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MARYLAND — 2.8%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	$ 150,000	$ 153,945
Maryland GO, Series 2005 B, (State & Local Facilities Loan), 5.25%, 2/15/12(1)	250,000	275,613
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), 5.00%, 7/1/18(1)	200,000	234,556
Maryland Health & Higher Educational Facilities Auth. Rev., (LifeBridge Health Issue), 4.75%, 7/1/11(1)	250,000	259,555
		923,669
MASSACHUSETTS — 2.5%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	200,000	212,770
Massachusetts GO, Series 2008 A, 5.00%, 8/1/24(1)	200,000	220,194
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	200,000	165,142
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	200,000	220,632
		818,738
MINNESOTA — 1.6%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL/FGIC)(1)	300,000	304,395
Minnesota GO, 5.00%, 6/1/18(1)	200,000	227,594
		531,989
MISSOURI — 0.8%
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	250,000	269,402

NEBRASKA — 0.5%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	150,000	158,140

NEW JERSEY — 0.8%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	250,000	268,087

NEW YORK — 12.4%
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	250,000	276,020
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.50%, 11/15/28(1)	200,000	226,156
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	250,000	252,953
New York City Transitional Finance Auth. Rev., Series 2004 D2, 5.00%, 11/1/12(1)	215,000	239,669
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	300,000	314,529
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	300,000	309,342
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	250,000	286,565
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	273,585
New York State Dormitory Auth. Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18(1)	300,000	335,568
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(3)	400,000	396,040
New York State Dormitory Auth. State Personal Income Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)	300,000	339,729
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38(1)	250,000	259,037
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22(1)	340,000	370,325
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	203,530
		4,083,048

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

NORTH CAROLINA — 3.8%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	$ 250,000	$ 283,687
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	300,000	317,715
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	300,000	315,204
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	300,000	331,731
		1,248,337
OHIO — 0.6%
Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A2, (Asset-Backed Senior Current Interest Turbo Term), 5.875%, 6/1/30(1)	250,000	211,953

OREGON — 2.5%
Clackamas County Hospital Facility Auth. Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35(1)	200,000	203,492
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38(1)	300,000	311,799
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	300,000	309,987
		825,278
PENNSYLVANIA — 7.0%
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	200,000	217,196
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.50%, 9/1/11(1)	675,000	678,463
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(4)	500,000	641,705
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	200,000	228,638
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	300,000	302,256
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	250,000	251,632
		2,319,890
PUERTO RICO — 4.1%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	500,000	524,440
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	250,000	245,167
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	200,000	183,778
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)(1)	400,000	382,404
		1,335,789
TENNESSEE — 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15(1)	225,000	256,624

TEXAS — 6.0%
Harris County Rev., Series 2009 A, (Toll Road), 5.00%, 8/15/38(1)	400,000	407,216
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	200,000	207,692
Southwest Higher Education Auth. Inc. Rev., (Southern Methodist University), VRDN, 0.15%, 9/1/09 (LOC: Landesbank Hessen - Thuringen Girozentrale)	1,100,000	1,100,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	250,000	254,950
		1,969,858

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

UTAH — 1.7%
Utah State Board of Regents Hospital Rev., Series 2006 A, (University of Utah), 5.25%, 8/1/21 (NATL)(1)	$ 250,000	$ 279,863
Utah Transit Auth. Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	250,000	282,467
		562,330
VIRGINIA — 1.4%
Virginia Resources Auth. Clean Water Rev., 5.00%, 10/1/16(1)	200,000	234,038
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	200,000	223,046
		457,084
WASHINGTON — 2.8%
Redmond GO, 5.00%, 12/1/21(1)	250,000	280,135
Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	200,000	226,024
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	400,000	413,108
		919,267
WEST VIRGINIA — 1.5%
West Virginia State Hospial Finance Auth. Rev., Series 2009 A, (Charleston) 5.625%, 9/1/32(3)	500,000	495,225

WISCONSIN — 3.5%
Milwaukee Redevelopment Auth. Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)(4)	475,000	540,683
Wisconsin Health & Educational Facilities Auth. Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39(1)	300,000	313,809
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	250,000	284,585
		1,139,077
TOTAL MUNICIPAL SECURITIES
(Cost $31,550,197)		33,086,803
MUNICIPAL DERIVATIVES — 1.3%
TEXAS — 1.3%
Texas GO, VRN, Inverse Floater, 8.66%, 9/30/11(1)(5)
(Cost $386,929)	360,000	434,689
TOTAL INVESTMENT SECURITIES — 101.8%
(Cost $31,937,126)		33,521,492
OTHER ASSETS AND LIABILITIES — (1.8)%		(581,119)
TOTAL NET ASSETS — 100.0%		$32,940,373

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
6	U.S. Long Bond	December 2009	$718,500	$(13,279)

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,610,000.
(2)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	When-issued security.
(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)
Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	–	$ 33,086,803	–
Municipal Derivatives	–	434,689	–
Total Value of Investment Securities	–	$ 33,521,492	–
Other Financial Instruments
Futures Contracts	$ (13,279)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (13,279)	–	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 31,937,126
Gross tax appreciation of investments	$ 1,621,960
Gross tax depreciation of investments	(37,594)
Net tax appreciation (depreciation) of investments	$ 1,584,366

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Bond Fund

August 31, 2009

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.8%
ALABAMA — 0.4%
Alabama Water Pollution Control Auth. Rev., 5.75%, 8/15/18 (Ambac)(1)	$ 765,000	$ 792,900
East Central Industrial Development Auth. Rev., 5.25%, 9/1/13 (Ambac)(1)	810,000	812,049
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	645,000	727,889
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	790,000	891,523
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	840,000	947,948
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	1,035,000	1,168,008
		5,340,317
ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	2,125,000	1,694,390

ARIZONA — 5.2%
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,275,000	1,300,551
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 5.00%, 4/1/21(1)	1,000,000	1,004,020
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 1.21%, 10/1/09 resets quarterly at 67% of the 3-month LIBOR plus 0.81% with no caps(1)	7,500,000	4,222,500
Arizona Health Facilities Auth. Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,000,000	3,261,180
Arizona School Facilities Board Rev., (State School Improvement), 5.50%, 7/1/11, Prerefunded at 100% of Par (1)(2)	1,750,000	1,899,870
Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	1,935,000	2,084,421
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/11(1)	1,000,000	1,021,360
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	1,000,000	1,028,370
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,880,000	1,935,986
Arizona Tourism & Sports Auth. Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17, Partially Prerefunded at 100% of Par (NATL)(1)(2)	2,000,000	2,090,100
Energy Management Services LLC Rev., (Arizona State University - Main Campus), 4.50%, 7/1/11 (NATL)(1)	1,910,000	2,035,812
Energy Management Services LLC Rev., (Arizona State University - Main Campus), 4.50%, 7/1/12 (NATL)(1)	2,130,000	2,323,319
Glendale Industrial Development Auth. Rev., Series 2001 A, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	500,000	546,415
Maricopa County Gilbert Unified School District No. 41 GO, 5.75%, 7/1/11 (FSA)(1)	1,155,000	1,257,495
Maricopa County Phoenix Union High School District No. 210 GO, 4.75%, 7/1/11 (FSA)(1)	1,445,000	1,542,899
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.00%, 7/1/10(1)	1,955,000	2,003,347
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/11(1)	2,415,000	2,543,430
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	2,000,000	2,153,460
Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,000,000	1,147,610
Mohave County Community College District Rev., 5.75%, 3/1/14 (Ambac)(1)	1,265,000	1,288,769

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Mohave County Community College District Rev., (State Board of Directors), 6.00%, 3/1/10, Prerefunded at 100% of Par (NATL)(1)(2)	$ 2,150,000	$ 2,211,125
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	5,000,000	5,632,850
Mohave County Industrial Development Auth. Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)(2)	1,655,000	1,881,487
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL)(1)	1,815,000	2,022,400
Phoenix Civic Improvement Corp. Waste System Rev., (Junior Lien), 6.25%, 7/1/10, Prerefunded at 101% of Par (FGIC)(1)(2)	1,000,000	1,059,150
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	1,750,000	1,935,395
Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (NATL/FGIC)(1)	1,000,000	1,087,690
Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,070,000	1,323,740
Phoenix Industrial Development Auth. Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	1,750,000	1,801,380
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/13 (NATL)(1)	1,200,000	1,277,460
Pima County Marana Unified School District No. 6 GO, 5.50%, 7/1/15 (NATL/FGIC)(1)	1,125,000	1,169,032
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	1,919,731
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	2,013,966
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (FSA)(1)	2,600,000	2,824,510
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	775,000	910,609
Pinal County COP, 4.75%, 6/1/13 (Ambac)(1)	820,000	857,031
Pinal County COP, 5.00%, 12/1/25(1)	3,920,000	3,838,582
Queen Creek Improvement District No. 1 Special Tax Rev., 5.00%, 1/1/16(1)	1,000,000	975,570
South Tucson Municipal Property Corp. Rev., 5.50%, 6/1/11, Prerefunded at 100% of Par(1)(2)	3,085,000	3,319,645
University of Arizona COP, 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,505,000	1,680,167
		76,432,434
CALIFORNIA — 14.1%
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	6,215,000	6,586,657
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,709,210
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,000,000	10,700,800
California Department of Water Resources Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22(1)	3,000,000	3,299,670
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	10,000,000	11,096,800
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	3,500,000	3,900,015
California GO, 5.75%, 4/1/31(1)	16,630,000	17,427,741
California GO, 6.00%, 4/1/38(1)	5,000,000	5,290,900
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	2,300,000	2,370,219
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,125,000	2,314,826

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	$ 5,725,000	$ 5,705,936
California Health Facilities Financing Auth. Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39(1)	2,500,000	2,461,375
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22(1)	5,000,000	5,145,000
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	10,000,000	10,215,100
California Public Works Board Lease Rev., Series 2009 A, (Department General Services - Buildings 8 & 9), 6.25%, 4/1/34(1)	4,000,000	4,155,120
California Statewide Communities Development Auth. Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14(1)	2,000,000	1,982,700
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	8,000,000	8,754,080
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (FSA)(1)(2)	230,000	256,857
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (FSA)(1)	845,000	930,286
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (FSA)(1)(2)	430,000	500,937
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (FSA)(1)	1,570,000	1,692,821
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,510,000	3,955,981
Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	1,875,000	1,941,844
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	5,000,000	3,900,050
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,070,000	1,095,926
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	3,000,000	3,030,690
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Limited Obligation Assessment District No. 93-14), VRDN, 0.16%, 9/1/09 (LOC: Bank of America N.A.)(1)	8,700,000	8,700,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 A, (Reassessment District No. 05-21), VRDN, 0.10%, 9/1/09 (LOC: Bank of New York and California State Teacher's Retirement)	2,300,000	2,300,000
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20(1)	2,250,000	2,456,617
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,300,000	2,526,159
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,065,000	6,605,270
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,520,000	7,004,240
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (FSA)(1)(2)	2,200,000	2,568,104
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	2,300,000	2,368,310
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,300,000	2,517,994
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,500,000	2,699,825
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,000,000	5,332,300
Plumas Unified School District GO, 5.25%, 8/1/20 (FSA)(1)	1,000,000	1,129,790
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	4,700,000	5,264,329

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

San Francisco City & County Airports Commission Rev., Series 2008-34F, 5.00%, 5/1/17 (AGC)(1)	$ 4,140,000	$ 4,601,279
San Francisco Uptown Parking Corp. Rev., (Union Square), 5.50%, 7/1/15 (NATL)(1)	2,145,000	2,248,325
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (NATL)(1)	1,000,000	1,081,610
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (NATL)(1)	2,000,000	2,103,460
San Marcos Public Facilities Auth. Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,575,000	1,519,072
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	2,875,000	3,033,355
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	2,800,000	2,876,468
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	10,000,000	10,002,600
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	6,850,000	6,265,832
		206,626,480
COLORADO — 1.8%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL)(1)	1,100,000	1,185,943
Colorado Board of Governors University Enterprise System Rev., Series 2009 A, 5.00%, 3/1/39(1)	1,350,000	1,368,347
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/10, Prerefunded at 102% of Par(1)(2)	40,000	42,644
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)(2)	170,000	178,157
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)	730,000	741,147
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	760,000	729,440
Colorado Educational & Cultural Facilities Auth. Rev., VRDN, Series 2005 A6, (Jewish Federation Bond), 0.18%, 9/1/09 (LOC: Bank of America N.A.)	5,500,000	5,500,000
Colorado Health Facilities Auth. Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	1,500,000	1,674,480
Colorado Health Facilities Auth. Rev., (Yampa Valley Medical Center), 5.00%, 9/15/11(1)	1,280,000	1,296,870
Colorado Health Facilities Auth. Rev., Series 2006 B, (Longmont United Hospital), 5.00%, 12/1/20 (Radian)(1)	1,000,000	920,490
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	450,000	476,595
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/16(1)	50,000	52,677
Compark Business Campus Metropolitan District GO, Series 2007 A, 5.30%, 12/1/22 (Radian)(1)	1,350,000	1,185,030
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (FSA)(1)(2)	1,000,000	1,146,980
El Paso County School District No. 8 & Fountain-Fort Carson School District Finance Corp. COP, 4.25%, 12/15/13 (Ambac)(1)	1,020,000	1,028,915
Midcities Metropolitan District No. 2 GO, 5.125%, 12/1/30 (Radian)(1)	1,250,000	1,058,450
SBC Metropolitan District GO, 5.00%, 12/1/20 (ACA)(1)	1,400,000	1,435,378
University of Colorado Regents COP, 6.00%, 12/1/22 (NATL-IBC)(1)	5,000,000	5,204,050
University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,200,000	1,272,264
		26,497,857
CONNECTICUT — 1.6%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL)(1)(2)	2,150,000	2,498,472
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-IBC)(1)	4,000,000	4,638,280
Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,000,000	5,700,700

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	$ 1,595,000	$ 1,849,482
Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X3, (Yale University), 4.85%, 7/1/37(1)	4,500,000	4,628,475
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 C, (Hospital for Special Care Issue), 5.25%, 7/1/27 (Radian)(1)	1,000,000	850,300
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL)(1)	2,660,000	2,965,501
		23,131,210
DISTRICT OF COLUMBIA — 0.9%
District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (FSA)(1)	1,155,000	1,168,259
District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, (Subordinate Lien), 5.00%, 10/1/34 (AGC)(1)	1,200,000	1,220,100
Metropolitan Washington Airports Auth. Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39(1)	5,000,000	5,021,400
Metropolitan Washington Airports Auth. Rev., Series 2009 A, (First Senior Lien), 5.25%, 10/1/44(1)	1,000,000	1,005,320
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	4,600,000	5,179,692
		13,594,771
FLORIDA — 5.2%
Citizens Property Insurance Corp. Rev., Series 2008 A1, (Second High Risk Notes), 5.00%, 6/1/11(1)	2,500,000	2,565,525
Collier County School Board COP, 5.50%, 2/15/12 (FSA)(1)	1,475,000	1,595,434
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.18%, 9/1/09(1)	5,300,000	5,300,000
Florida Hurricane Catastrophe Fund Financial Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,000,000	10,564,500
Florida Municipal Loan Council Rev., Series 2002 C, 5.25%, 11/1/21 (NATL)(1)	1,000,000	1,016,820
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,169,400
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,722,026
Florida Rural Utility Financing Commission Rev., (Public Project Construction), 3.25%, 2/1/11(1)	4,160,000	4,167,030
Halifax Hospital Medical Center Rev., 5.375%, 6/1/31 (FSA)(1)	2,000,000	2,000,520
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	1,000,000	1,003,970
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	900,000	891,837
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (FSA)(1)	1,000,000	1,003,350
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL/FGIC)(1)	1,235,000	1,311,261
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	10,000,000	10,142,800
Lee County Industrial Development Auth. Healthcare Facilities Rev., Series 1999 A, (Shell Point Village), 5.50%, 11/15/09(1)(2)	850,000	858,933
Miami Beach Stormwater Rev., 5.75%, 9/1/17 (NATL/FGIC)(1)	1,000,000	1,046,240
Miami Beach Water & Sewer Rev., 5.625%, 9/1/16 (Ambac)(1)	1,910,000	1,999,484
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL)(1)	650,000	727,305
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (FSA)(1)	4,650,000	4,785,501
Miami-Dade County School Board COP, Series 2001 C, 5.50%, 10/1/11, Prerefunded at 100% of Par (FSA)(1)(2)	1,000,000	1,096,140
Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,875,000	2,110,275
Orlando & Orange County Expressway Auth. Rev., (Junior Lien), 6.50%, 7/1/11 (NATL/FGIC)(1)	450,000	487,364
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	2,000,000	2,036,520

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	$ 1,000,000	$ 1,204,160
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,558,590
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	4,928,091
Sumter County School Board COP, 5.50%, 7/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,000,000	1,122,630
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)(1)	1,000,000	1,047,350
Tampa Bay Water Utility System Rev., 5.00%, 10/1/38(1)	1,690,000	1,718,307
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	400,000	469,704
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (FSA)(1)	1,000,000	1,190,950
		75,842,017
GEORGIA — 2.3%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,200,000	1,332,792
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27(1)	5,000,000	5,223,950
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28(1)	3,000,000	3,101,190
Burke County Development Auth. Pollution Control Rev., Series 2007 B, (Oglethorpe Power Corp. Vogtle), VRDN, 4.75%, 4/1/11 (NATL)(1)	3,210,000	3,329,252
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	1,250,000	1,315,950
Georgia Municipal Electric Auth. Rev., Series 2008 A, (Project One), 5.25%, 1/1/17(1)	5,000,000	5,640,650
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 5.50%, 1/1/26(1)	4,800,000	5,131,920
Georgia Municipal Electric Power Auth. Rev., 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)	505,000	535,810
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)(2)	110,000	118,375
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12, Prerefunded at 100% of Par (NATL-IBC) (Bank of New York)(1)(2)	15,000	15,695
Georgia Road & Tollway Auth. Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21(1)	4,000,000	4,453,680
LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	2,000,000	2,143,180
Marietta Development Auth. Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	1,130,000	992,027
Private Colleges & Universities Auth. Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35(1)	1,000,000	1,030,160
		34,364,631
GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	2,850,000	2,879,526

HAWAII — 0.3%
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21(1)	4,000,000	4,478,960
Maui County GO, Series 2000 A, 6.50%, 3/1/10, Prerefunded at 101% of Par (FGIC)(1)(2)	500,000	520,380
		4,999,340
IDAHO — 0.1%
Blaine County Hailey School District No. 61 GO, 5.00%, 7/30/10 (School Bond Guarantee)(1)	1,000,000	1,042,300

ILLINOIS — 5.1%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (FSA)(1)	2,000,000	2,154,640
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,000,000	5,296,350
Chicago O'Hare International Airport Rev., Series 1993 A, (Senior Lien), 5.00%, 1/1/12 (NATL-IBC)(1)	4,000,000	4,297,760

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (FSA)(1)	$ 2,550,000	$ 2,710,268
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (FSA)(1)	2,500,000	2,697,775
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (FSA)(1)	4,000,000	4,343,000
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (FSA)(1)	600,000	614,160
Chicago Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,015,000	1,128,386
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,250,000	1,073,100
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	1,000,000	847,450
Cook County Township High School District No. 211 GO, (Palantine & Schaumburg Townships), 5.00%, 12/1/10 (FSA)(1)	4,915,000	5,177,264
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,000,000	2,251,420
Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.125%, 5/15/10(1)	655,000	669,947
Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	400,000	434,768
Illinois Finance Auth. Rev., (Central DuPage Health), 5.00%, 11/1/27	2,500,000	2,535,675
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,000,000	5,504,900
Illinois Finance Auth. Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29(1)	5,000,000	5,135,500
Illinois Finance Auth. Student Housing Rev., Series 2006 B, (Educational Advancement Fund, Inc.), 5.00%, 5/1/11(1)	2,785,000	2,780,488
Illinois Health Facilities Auth. Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	730,000	762,543
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/24 (FSA)(1)	930,000	1,023,577
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.73%, 12/15/31 (NATL)(1)(3)	48,370,000	13,524,736
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,035,000	1,153,228
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,145,000	1,275,793
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (NATL)(1)	75,000	80,818
Regional Transportation Auth. Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	1,000,000	1,248,890
Rock Island-Mercer et al Counties Community College District No. 503 GO, Series 2008 A, (Black Hawk College), 4.00%, 12/1/11 (Ambac)(1)	1,000,000	1,058,950
Southwestern Illinois Development Auth. Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL)(1)	1,000,000	1,090,600
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,541,312
		74,413,298
INDIANA — 1.6%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (FSA)(1)	1,000,000	1,006,060
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (FSA)(1)	1,520,000	1,703,540
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (FSA)(1)	1,600,000	1,772,160
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (FSA)(1)	1,680,000	1,842,439
Indiana Finance Auth. Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,000,000	5,636,900
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.25%, 1/1/24(1)	2,545,000	2,673,166
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	1,600,000	1,684,448
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15(1)	740,000	863,291

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15, Prerefunded at 100% of Par(1)(2)	$ 145,000	$ 155,995
Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (NATL)(1)	1,435,000	1,575,458
Mount Vernon of Hancock County Multi-School Building Corp. Rev., Series 2001 B, (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,500,000	1,632,300
Valparaiso Middle Schools Building Corp. Rev., (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (FGIC)(1)(2)	1,650,000	1,799,408
Zionsville Community Schools Building Corp. Rev., (First Mortgage), 5.75%, 1/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,109,820
		23,454,985
IOWA — 0.5%
Iowa Finance Auth. Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13(1)	1,485,000	1,419,140
Iowa Finance Auth. Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14(1)	1,950,000	1,805,486
Iowa Finance Auth. Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16(1)	1,690,000	1,490,614
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22(1)	2,500,000	2,773,575
		7,488,815
KANSAS — 0.2%
Wichita Hospital Facilities Rev., Series 2001 III, 5.25%, 11/15/13(1)	1,280,000	1,356,480
Wichita Hospital Facilities Rev., Series 2001 III, 5.50%, 11/15/16(1)	1,195,000	1,248,775
		2,605,255
KENTUCKY — 0.4%
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,205,350
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,332,750
Louisville & Jefferson County Visitors and Convention Commission Rev., Series 2004 B, (Kentucky International Convention), VRDN, 0.20%, 9/1/09 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
		6,138,100
LOUISIANA — 0.2%
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)(1)	1,105,000	1,066,082
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)(1)	1,205,000	1,175,188
Louisiana Public Facilities Auth. Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (CIFG)(1)	1,465,000	1,335,670
		3,576,940
MARYLAND — 1.9%
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15(1)	10,000,000	11,668,900
Maryland GO, Series 2005 A, (State & Local Facilities Loan), 5.00%, 8/1/11(1)	10,000,000	10,806,600
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), 5.25%, 7/1/38(1)	1,645,000	1,745,082
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), VRDN, 3.65%, 11/15/11(1)	1,000,000	1,028,040
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	450,000	476,140
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	1,840,000	1,961,937
		27,686,699

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MASSACHUSETTS — 3.3%
Commonwealth of Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (FSA)(1)	$10,000,000	$ 11,307,300
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,300,000	3,510,705
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,760,000	1,700,882
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,500,000	2,856,800
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	5,000,000	4,128,550
Massachusetts Health & Educational Facilities Auth. Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)	490,000	515,774
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,000,000	5,742,350
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	6,800,000	7,501,488
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	10,000,000	11,581,100
		48,844,949
MICHIGAN — 2.7%
Detroit GO, Series 2004 A1, 5.25%, 4/1/23 (Ambac)(1)	3,500,000	2,700,285
Grand Valley State University Rev., 5.75%, 12/1/10, Prerefunded at 100% of Par (FGIC)(1)(2)	1,485,000	1,581,584
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (FSA)(1)	1,265,000	1,361,899
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (FSA)(1)	1,545,000	1,767,928
Michigan Building Auth. Rev., Series 2003 I, (Facilities Program), 5.25%, 10/15/11 (FSA)(1)	5,000,000	5,371,400
Michigan Building Auth. Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20(1)	4,000,000	4,213,920
Michigan Higher Education Facilities Auth. Rev., (Limited Obligation - Hillsdale College), 5.00%, 3/1/26(1)	2,345,000	2,334,565
Pontiac City School District GO, 5.00%, 5/1/13 (XLCA)(1)	1,070,000	1,163,165
Pontiac City School District GO, 5.00%, 5/1/14 (XLCA)(1)	1,110,000	1,213,552
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,260,000	1,384,173
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,425,000	1,566,161
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	1,595,000	1,731,149
Taylor GO, 5.00%, 9/1/11 (NATL)(1)	575,000	613,565
Wayne Charter County Airport Rev., Series 2002 C, 5.00%, 12/1/11 (NATL/FGIC)(1)	2,010,000	2,147,102
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL/FGIC)(1)	2,215,000	2,405,069
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL/FGIC)(1)	2,335,000	2,510,265
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL/FGIC)(1)	3,000,000	3,070,440
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL/FGIC)(1)	2,000,000	2,024,800
		39,161,022
MINNESOTA — 1.0%
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	11,302,700
Minnesota Higher Education Facilities Auth. Rev., Series 2005-6G, (Saint John University), 5.00%, 10/1/12(1)	1,500,000	1,628,955
St. Paul Housing and Redevelopment Auth. Rev., (Public Radio), VRDN, 0.43%, 9/1/09 (LOC: Allied Irish Bank plc)	1,200,000	1,200,000

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

St. Paul Port Auth. Rev., Series 2005-7, (Public Radio), VRDN, 0.43%, 9/1/09 (LOC: Allied Irish Bank plc)	$ 400,000	$ 400,000
		14,531,655
MISSISSIPPI — 0.9%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, 5.00%, 7/1/19 (Ambac)(1)	4,620,000	5,051,277
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,565,000	1,732,205
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,819,633
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	1,000,000	980,420
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (FSA)(1)	1,195,000	1,334,516
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (FSA)(1)	1,940,000	2,142,381
		13,060,432
MISSOURI — 1.0%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL)(1)	1,425,000	1,623,260
Missouri Development Finance Board Rev., Series 2000 A, (Midtown Redevelopment), 5.75%, 4/1/10, Prerefunded at 100% of Par (NATL)(1)(2)	2,775,000	2,862,496
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	2,000,000	2,155,220
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL)(1)	3,145,000	3,242,872
Missouri State Highways & Transit Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,030,000	3,412,689
Platte County Industrial Development Auth. Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	1,000,000	1,016,140
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,000,000	1,031,870
		15,344,547
NEBRASKA — 0.7%
Lancaster County Hospital Auth. Health Facilities Rev., Series 2000 A, (Immanuel Health System), VRDN, 0.22%, 9/1/09 (LOC: Allied Irish Bank plc)(1)	2,580,000	2,580,000
Municipal Energy Agency Power Supply System Rev., Series 2009 A, 5.375%, 4/1/39 (BHAC)(1)	105,000	111,663
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (FSA)(1)	2,000,000	2,186,400
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,500,000	2,723,625
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,000,000	3,265,860
		10,867,548
NEVADA — 0.3%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)(1)	1,000,000	889,740
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,550,000	1,732,063
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,865,000	2,084,063
		4,705,866
NEW HAMPSHIRE — 0.5%
New Hampshire Health & Education Auth. Rev., VRDN, 0.20%, 9/1/09 (LOC: JPMorgan Chase Bank)(1)	1,700,000	1,700,000

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/11(1)	$ 1,660,000	$ 1,680,219
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/12(1)	305,000	309,026
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	1,030,000	1,035,994
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	2,325,000	2,309,841
		7,035,080
NEW JERSEY — 4.2%
New Jersey Economic Development Auth. Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	270,000	273,713
New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	7,300,000	8,095,700
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (FSA)(1)	4,235,000	4,621,232
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (FSA)(1)	5,595,000	6,193,553
New Jersey Transportation Trust Fund Auth. Rev., Series 2003 B3, 5.00%, 9/24/09(1)	10,000,000	11,103,200
New Jersey Transportation Trust Fund Auth. Rev., Series 2004 B, 5.25%, 12/15/12 (NATL/FGIC)(1)	7,400,000	8,168,342
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	15,000,000	16,651,500
New Jersey Transportation Trust Fund Auth. Rev., Series 2009 A, 6.29%, 12/15/39(1)(3)	26,000,000	4,045,340
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 5.00%, 6/1/41(1)	3,500,000	2,395,925
		61,548,505
NEW MEXICO — 0.7%
Clayton Rev., (Jail Project), 5.00%, 11/1/10 (CIFG)(1)	2,240,000	2,308,634
Los Alamos County, Inc. Utility System Rev., Series 2004 A, 5.00%, 7/1/11 (FSA)(1)	6,675,000	7,141,048
San Juan County Gross Receipts Tax Rev., Series 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,415,000	1,569,490
		11,019,172
NEW YORK — 9.9%
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.25%, 11/15/23(1)	5,000,000	5,648,300
Metropolitan Transportation Auth. Rev., VRDN, 5.00%, 11/15/13(1)	4,000,000	4,383,280
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax), 5.00%, 11/15/21(1)	1,800,000	2,044,116
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax), 5.00%, 11/15/23(1)	1,500,000	1,672,485
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,540,863
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39(1)	10,000,000	10,177,500
New York City Transitional Finance Auth. Rev., Series 2004 D2, 5.00%, 11/1/12(1)	8,500,000	9,475,290
New York City Transitional Finance Auth. Rev., Series 2005 A1, 5.00%, 11/1/10(1)	2,000,000	2,100,740
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	1,700,000	1,782,331
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 101% of Par(1)(2)	5,000,000	5,753,150
New York GO, Series 2004 D, 5.00%, 11/1/17 (FSA)(1)	5,195,000	5,659,069
New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,000,000	4,370,560
New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	5,855,000	6,478,967
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	1,700,000	1,752,938
New York GO, Series 2009 H1, 5.00%, 3/1/17(1)	3,000,000	3,345,690
New York GO, Series 2009 H1, 5.00%, 3/1/22(1)	7,000,000	7,548,730

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

New York GO, Series 2009 J1, 5.00%, 5/15/22(1)	$ 6,570,000	$ 7,093,760
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	10,000,000	11,462,600
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	1,000,000	1,013,400
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,830,190
New York State Dormitory Auth. Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-IBC)(1)	1,440,000	1,686,255
New York State Dormitory Auth. Rev., Series 2005 F, 5.00%, 3/15/12 (FSA)(1)	1,000,000	1,094,530
New York State Dormitory Auth. Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,000,000	10,985,000
New York State Dormitory Auth. Rev., Series 2009 A, 5.25%, 2/15/25(1)	8,825,000	9,736,711
New York State Dormitory Auth. Rev., Series 2009 A, 5.00%, 2/15/39(1)	4,000,000	4,090,680
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(4)	1,200,000	1,188,120
New York State Thruway Auth. Rev., Series 2009 A1, 5.00%, 4/1/23(1)	3,000,000	3,252,420
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL/FGIC)(1)	1,000,000	1,054,440
Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15(1)	5,000,000	5,560,050
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	10,000,000	10,176,500
		145,958,665
NORTH CAROLINA — 1.5%
Charlotte GO, 5.00%, 8/1/19(1)	2,000,000	2,328,220
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,000,000	1,168,680
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,060,000	2,432,613
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	2,954,750
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,104,759
North Carolina Medical Care Commission Retirement Facilities Rev., Series 2007 A, (Southminster), 5.625%, 10/1/27	2,500,000	1,966,275
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., 6.00%, 1/1/10 (NATL)(1)	1,000,000	1,015,830
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	2,000,000	2,188,000
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,500,000	2,725,025
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,000,000	2,153,540
		22,037,692
NORTH DAKOTA — 0.1%
Grand Forks Health Care System Rev., (Altru Health System Obligation Group), 7.125%, 8/15/10, Prerefunded at 101% of Par(1)(2)	1,500,000	1,608,120

OHIO — 1.8%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	1,000,000	1,112,580
Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A2, (Asset-Backed Senior Current Interest Turbo Term), 5.875%, 6/1/30(1)	4,005,000	3,395,479
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,317,256
Milford Exempt Village School District GO, (School Improvements), 6.00%, 12/1/11, Prerefunded at 100% of Par (FSA)(1)(2)	1,700,000	1,891,369
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/11(1)	1,005,000	1,086,495
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	1,365,000	1,515,519
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	750,000	902,467
Ohio State University Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,000,000	2,140,460

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Ohio Water Development Auth. Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/28(1)	$ 2,000,000	$ 2,143,260
Ohio Water Development Auth. Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	5,895,000	6,732,149
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,505,000	1,738,380
Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,550,000	1,745,223
		25,720,637
OKLAHOMA — 1.0%
Comanche County Hospital Auth. Rev., 5.00%, 7/1/11 (Radian)(1)	1,000,000	1,023,860
Comanche County Hospital Auth. Rev., 5.00%, 7/1/12 (Radian)(1)	1,425,000	1,465,812
Oklahoma County Finance Auth. Rev., (Western Heights Public Schools), 4.00%, 9/1/10 (AGC)(1)	1,300,000	1,337,986
Oklahoma Development Finance Auth. Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,000,000	3,241,800
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,610,000	1,720,816
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,730,000	1,823,974
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,710,000	1,789,395
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,130,000	2,212,857
		14,616,500
OREGON — 0.6%
Clackamas County School District No. 62 GO, 5.50%, 6/15/10 (School Bond Guarantee)(1)	2,015,000	2,092,336
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	2,900,000	2,996,541
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (FSA)(1)	2,840,000	3,163,135
		8,252,012
PENNSYLVANIA — 5.2%
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/11(1)	4,000,000	4,228,120
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,210,000	6,723,443
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,500,000	1,628,970
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,250,000	2,203,020
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	1,150,000	1,475,922
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (FSA)(1)(2)	2,580,000	3,479,981
Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,155,000	1,322,209
Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	1,830,000	2,107,172
Geisinger Auth. Health System Rev., VRN, 1.09%, 11/1/09 resets quarterly at 67% of the 3-month LIBOR plus 0.77% with no caps(1)	5,000,000	3,275,000
Oxford Area School District GO, Series 2001 A, 5.50%, 2/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,106,560
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,104,800
Pennsylvania GO, 5.375%, 7/1/18 (FSA)(1)	1,070,000	1,267,693

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Pennsylvania Higher Educational Facilities Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	$ 1,000,000	$ 1,158,850
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22(1)	10,000,000	10,609,500
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17(1)	1,000,000	1,013,000
Philadelphia School District GO, Series 2002 A, 5.25%, 2/1/11 (FSA)(1)	2,975,000	3,151,477
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	1,415,000	1,424,240
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (FSA)(1)	15,805,000	17,141,313
Scranton Parking Auth. Rev., 5.00%, 6/1/22 (Radian)(1)	2,270,000	2,114,119
Westmoreland County Municipal Auth. Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (FSA)(1)(2)	4,500,000	5,297,310
		75,832,699
PUERTO RICO — 3.8%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	4,000,000	4,193,920
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	12,550,000	13,163,444
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,750,000	1,754,585
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	1,975,000	1,936,824
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17(1)	5,000,000	5,066,900
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	3,020,000	3,117,727
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	3,000,000	2,756,670
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	2,000,000	2,005,160
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 CC, 5.00%, 7/1/14(1)	575,000	583,832
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	2,000,000	2,043,200
Puerto Rico Municipal Finance Agency GO, Series 2005 A, 5.00%, 8/1/11(1)	3,700,000	3,805,302
Puerto Rico Public Buildings Auth. Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,748,750
Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,000,000	2,077,320
Puerto Rico Public Buildings Auth. Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36(1)	6,700,000	6,972,556
		55,226,190
RHODE ISLAND — 0.4%
Cranston GO, 6.375%, 11/15/09, Prerefunded at 101% of Par (FGIC)(1)(2)	1,000,000	1,022,390
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL)(1)(2)	2,000,000	2,501,160
Rhode Island Health & Educational Building Corp. Rev., (Landmark Medical Center), 5.00%, 10/1/17 (Radian)(1)	1,265,000	1,266,265
Rhode Island Health & Educational Building Corp. Rev., (Portsmouth Abbey School), VRDN, 0.14%, 9/1/09 (LOC: Bank of America N.A.)(1)	600,000	600,000
		5,389,815
SOUTH CAROLINA — 1.5%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/19(1)	5,455,000	5,819,067
Florence Water & Sewer Rev., 7.50%, 3/1/18 (Ambac)(1)	1,700,000	1,764,447
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,060,000	1,153,895
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	2,260,000	2,430,178
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,900,000	2,025,590

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	$ 3,000,000	$ 3,167,100
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	625,000	821,387
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL/FGIC)(1)	875,000	1,039,570
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	140,000	175,449
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	375,000	416,557
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	485,000	607,807
Spartanburg County Health Services District, Inc. Hospital Rev., 5.50%, 4/15/16 (FSA)(1)	1,095,000	1,144,527
Sumter Waterworks and Sewer System Improvement Rev., 5.00%, 12/1/22 (XLCA)(1)	500,000	525,265
Tobacco Settlement Revenue Management Auth. Rev., 5.00%, 6/1/18(1)	1,450,000	1,450,160
		22,540,999
TENNESSEE — 2.1%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	2,930,000	2,736,298
Clarksville Public Building Auth. Rev., VRDN, 0.14%, 9/1/09	1,400,000	1,400,000
Clarksville Public Building Auth. Rev., VRDN, 0.14%, 9/1/09 (LOC: Bank of America N.A.)	24,000,000	24,000,000
Tennessee State School Board Auth. Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	2,300,000	2,414,195
		30,550,493
TEXAS — 5.3%
Allen Independent School District GO, 5.25%, 2/15/34(1)	3,300,000	3,499,254
Canadian River Municipal Water Auth. Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,000,000	1,072,720
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL)(1)	2,035,000	2,039,436
Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/11, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	340,000	365,973
Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/17 (PSF-GTD)(1)	1,475,000	1,575,536
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)(1)	1,000,000	1,149,780
Cypress-Fairbanks Independent School District GO, 3.50%, 2/15/19 (PSF-GTD)(1)	1,640,000	1,675,539
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,000,000	2,285,840
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,115,000	1,262,749
Garza County Public Facility Corp. Rev., 4.75%, 10/1/09(1)	320,000	320,416
Garza County Public Facility Corp. Rev., 4.75%, 10/1/10(1)	585,000	594,442
Garza County Public Facility Corp. Rev., 5.00%, 10/1/11(1)	610,000	627,098
Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	2,015,000	2,093,222
Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,115,000	1,152,575
Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,225,000	1,256,335
Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,145,000	1,170,751
Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	1,000,000	1,037,320
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	1,000,000	967,530
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,500,000	2,797,650
Hays Consolidated Independent School District GO, 6.24%, 8/15/11 (PSF-GTD)(1)(3)	2,300,000	2,239,188
Hays Consolidated Independent School District GO, 6.24%, 8/15/11 (PSF-GTD)(1)(2)(3)	700,000	683,480

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	$ 1,295,000	$ 1,455,645
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,750,000	1,967,088
Houston GO, Series 2009 A, 5.00%, 3/1/21(4)	10,000,000	11,125,700
Houston Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39(1)	4,000,000	4,109,480
Live Oak GO, 5.25%, 8/1/22 (NATL)(1)	1,630,000	1,665,371
Lone Star College System GO, 5.00%, 8/15/21(4)	1,000,000	1,121,320
Lone Star College System GO, 5.00%, 8/15/22(4)	2,650,000	2,942,375
Montgomery County GO, 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	1,740,000	2,011,301
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	9,500,000	9,865,370
Pasadena Independent School District GO, Series 1996 A, 6.05%, 9/22/09 (PSF-GTD)(1)	550,000	661,908
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	2,120,000	2,253,094
Southwest Higher Education Auth. Inc. Rev., (Southern Methodist University), VRDN, 0.15%, 9/1/09 (LOC: Landesbank Hessen - Thuringen Girozentrale)	3,600,000	3,600,000
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	1,000,000	926,590
Texas Public Finance Auth. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	400,000	378,472
Travis County Health Facilities Development Corp. Rev., Series 1999 A, (Ascension Health Credit), 5.875%, 11/15/09, Prerefunded at 101% of Par (Ambac)(1)(2)	1,000,000	1,021,360
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,265,000	1,460,986
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL)(1)	1,000,000	1,129,130
		77,562,024
U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Auth. Rev., Series 1998 A, (Senior Lien), 5.20%, 10/1/09(1)	2,000,000	2,005,500
Virgin Islands Water & Power Auth. Rev., Series 2007 A, 5.00%, 7/1/24(1)	1,500,000	1,411,455
		3,416,955
UTAH — 1.1%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)(1)	2,550,000	2,478,906
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,500,000	3,690,750
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Health Corporation), 8.125%, 5/15/15(1)(2)	775,000	914,012
Utah County Municipal Building Auth. Lease Rev., 5.00%, 11/1/09 (Ambac)(1)(2)	1,495,000	1,506,601
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,820,000	1,991,171
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,915,000	2,095,106
Utah County Municipal Building Auth. Lease Rev., 5.50%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,099,400
West Valley City Municipal Building Auth. Lease Rev., Series 2002 A, 5.00%, 8/1/10 (Ambac)(1)	1,130,000	1,168,601
West Valley City Sales Tax Rev., Series 2001 A, 5.50%, 7/15/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,305,000	1,419,422
		16,363,969
VERMONT — 0.3%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	4,290,000	4,690,557

VIRGINIA — 1.6%
Fairfax County COP, 5.30%, 4/15/23(1)	1,500,000	1,576,665

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Norfolk Redevelopment & Housing Auth. Rev., (Old Dominion University), VRDN, 0.14%, 9/1/09 (LOC: Bank of America N.A.)(1)	$ 1,300,000	$ 1,300,000
Pittsylvania County GO, Series 2001 B, 5.75%, 3/1/18 (NATL/School Bond Reserve Fund)(1)	1,115,000	1,193,596
Richmond Public Utility Rev., 5.00%, 1/15/35(1)	2,500,000	2,579,150
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,100,000	5,458,428
Virginia Resources Auth. Clean Water Rev., 5.00%, 10/1/16(1)	5,120,000	5,991,373
Virginia Resources Auth. Clean Water Rev., 5.00%, 10/1/22(1)	4,150,000	4,718,384
		22,817,596
WASHINGTON — 3.8%
Benton County Public Utility District No. 1 Electric Rev., Series 2001 A, 5.625%, 11/1/19 (FSA)(1)	1,000,000	1,068,600
Cowlitz County Kelso School District No. 458 GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FSA/School Bond Guarantee)(1)(2)	1,000,000	1,125,950
Energy Northwest Electric Rev., Series 2002 A, (Columbia Generating), 5.75%, 7/1/18 (NATL)(1)	3,500,000	3,839,885
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating), 6.00%, 7/1/18 (Ambac)(1)	10,000,000	11,065,500
Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	2,375,000	2,608,866
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18(1)	3,000,000	3,452,400
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL)(1)	1,750,000	1,798,545
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL)(1)	1,000,000	1,084,700
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,555,000	1,781,159
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL/School Bond Guarantee)(1)	1,000,000	1,118,750
Mason County School District No. 309 Shelton GO, 5.625%, 12/1/11, Prerefunded at 100% of Par (FGIC/School Bond Guarantee)(1)(2)	1,260,000	1,393,421
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,114,230
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,120,000	1,247,938
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (NATL/FGIC/School Bond Guarantee)(1)	6,715,000	7,486,352
University of Washington Rev., (Student Facilities Fee), 5.875%, 6/1/10, Prerefunded at 101% of Par (FSA)(1)(2)	1,720,000	1,807,514
Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	1,000,000	1,158,950
Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), 5.25%, 9/22/09 (FSA)(1)	4,500,000	4,658,760
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	4,000,000	4,131,080
Whitman County Pullman School District No. 267 GO, 5.625%, 12/1/16 (FSA/School Bond Guarantee)(1)	1,500,000	1,649,310
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL/School Bond Guarantee)(1)	1,675,000	1,873,220
		55,465,130
WEST VIRGINIA — 0.1%
West Virginia State Hospial Finance Auth. Rev., Series 2009 A, (Charleston), 5.625%, 9/1/32(4)	1,500,000	1,485,675

WISCONSIN — 1.1%
Wisconsin Clean Water Rev., 6.875%, 6/1/11(1)	1,370,000	1,459,256
Wisconsin Health & Educational Facilities Auth. Rev., (Aurora Medical Group), 6.00%, 11/15/10 (FSA)(1)	2,590,000	2,691,528

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

Wisconsin Health & Educational Facilities Auth. Rev., (Blood Center Southeastern), 5.75%, 6/1/34(1)	$ 600,000	$ 589,836
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.50%, 11/15/22(1)	4,655,000	4,960,880
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	5,800,000	6,080,778
Wisconsin Health & Educational Facilities Auth. Rev., VRDN, Series 2008 C, 0.18%, 9/1/09 (LOC: U.S. Bank N.A.)(1)	300,000	300,000
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	500,000	569,170
		16,651,448
TOTAL MUNICIPAL SECURITIES
(Cost $1,397,954,653)		1,450,115,317
COMMERCIAL PAPER — 1.0%
CALIFORNIA — 1.0%
California GO, 1.15%, 9/2/09(1)
(Cost $15,000,000)	15,000,000	15,000,000
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $1,412,954,653)		1,465,115,317
OTHER ASSETS AND LIABILITIES — 0.2%		2,266,984
TOTAL NET ASSETS — 100.0%		$1,467,382,301

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
422	U.S. Long Bond	December 2009	$ 50,534,500	$ (933,965)

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
BHAC	-	Berkshire Hathaway Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Radian	-	Radian Asset Assurance, Inc.
resets	-
The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $68,398,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	When-issued security.

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	–	$1,450,115,317	–
Commercial Paper	–	15,000,000	–
Total Value of Investment Securities	–	$1,465,115,317	–
Other Financial Instruments
Futures Contracts	$(933,965)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(933,965)	–	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,412,954,653
Gross tax appreciation of investments	$ 65,130,700
Gross tax depreciation of investments	(12,970,036)
Net tax appreciation (depreciation) of investments	$ 52,160,664

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

August 31, 2009

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.1%
CALIFORNIA — 7.2%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.20%, 9/1/09 (LOC: LaSalle Bank N.A.)	$ 1,000,000	$ 1,000,000
Alameda County Industrial Development Auth. Rev., (BAT Properties LLC), VRDN, 0.67%, 9/3/09 (LOC: Bank of the West)(1)	4,300,000	4,300,000
California Economic Development Financing Auth. Rev., (Wesflex Pipe Manufacturing), VRDN, 0.70%, 9/3/09 (LOC: Wells Fargo Bank N.A.)(1)	853,364	853,364
California Statewide Communities Development Auth. Rev., (Marin Horizon School), VRDN, 0.55%, 9/3/09 (LOC: Allied Irish Bank plc)(1)	1,150,000	1,150,000
Highland Redevelopment Agency Multi-Family Housing Rev., (Jeffrey Court Senior Apartments), VRDN, 0.80%, 9/3/09 (LOC: East West Bank and FHLB)(1)	3,500,000	3,500,000
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.00%, 8/12/10	5,070,000	5,135,689
San Diego County COP, VRDN, 0.45%, 9/3/09 (LOC: Allied Irish Bank plc)	1,495,000	1,495,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 1.10%, 9/3/09 (LOC: Landesbank Baden-Wurttemberg)(1)	5,900,000	5,900,000
		23,334,053
COLORADO — 5.0%
Adams & Arapahoe Counties Joint School District No. 28J GO, 4.00%, 12/1/09(1)	1,010,000	1,015,589
Avon Industrial Development Rev., (Kroger Co.), VRDN, 0.49%, 9/3/09 (LOC: U.S. Bank N.A.)	2,745,000	2,745,000
Colorado Educational & Cultural Facilities Auth. Rev., (Capital Christian School), VRDN, 0.43%, 9/3/09 (LOC: Stockmans Bank and Union Bank of California N.A.)(1)	5,250,000	5,250,000
Colorado Springs School District No. 11 Facilities Corp. COP, VRDN, 0.65%, 9/3/09 (FSA) (SBBPA: JPMorgan Chase Bank)	3,015,000	3,015,000
Hotchkiss Industrial Development Rev., (Kroger Co.), VRDN, 0.49%, 9/3/09 (LOC: U.S. Bank N.A.)	1,500,000	1,500,000
Thornton Industrial Development Rev., (Kroger Co.), VRDN, 0.49%, 9/3/09 (LOC: U.S. Bank N.A.)	2,900,000	2,900,000
		16,425,589
FLORIDA — 10.0%
Austin Trust Various States Rev., Series 2008-3029X, VRDN, 0.64%, 9/3/09 (NATL) (LIQ FAC: Bank of America N.A.)(2)	5,400,000	5,400,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.18%, 9/1/09(1)	9,725,000	9,725,000
JP Morgan Chase Trust COP, Series 2009-3441, (PUTTERs/DRIVERs), VRDN, 0.54%, 9/3/09 (Ambac) (LIQ FAC: JPMorgan Chase Bank)(1)(2)	4,000,000	4,000,000
JP Morgan Chase Trust Rev., Series 2009-3359, (PUTTERs/DRIVERs), VRDN, 0.54%, 9/3/09 (NATL/FGIC) (LIQ FAC: JPMorgan Chase Bank)(1)(2)	9,890,000	9,890,000
JP Morgan Chase Trust Rev., Series 2009-3439, (PUTTERs/DRIVERs), VRDN, 0.89%, 9/3/09 (FSA-CR/XLCA) (LIQ FAC: JPMorgan Chase Bank)(2)	3,695,000	3,695,000
		32,710,000
GEORGIA — 5.0%
Clayton County Multi-Family Housing Auth. Rev., Series 1990 B, (Kimberly Forest), VRDN, 2.24%, 9/2/09 (FSA) (SBBPA: Societe Generale)(1)	6,155,000	6,155,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 C, (Villa Rouge Apartments), VRDN, 2.24%, 9/2/09 (FSA) (SBBPA: Societe Generale)(1)	6,955,000	6,955,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 D, (Kings Arms Apartments), VRDN, 2.24%, 9/2/09 (FSA) (SBBPA: Societe Generale)(1)	3,315,000	3,315,000
		16,425,000

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

HAWAII — 0.6%
Hawaii Pacific Health Special Purpose Rev., Series 2004 B2, (Department Budget & Finance), VRDN, 0.43%, 9/2/09 (Radian) (LOC: Bank of Nova Scotia)(1)	$ 2,000,000	$ 2,000,000

ILLINOIS — 4.0%
Illinois GO, 3.00%, 4/1/10(1)	6,000,000	6,055,144
Illinois GO, 4.00%, 5/20/10	5,000,000	5,098,788
Illinois Housing Development Auth. Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.84%, 9/3/09 (LOC: First National Bank and FHLB)(1)	1,970,000	1,970,000
		13,123,932
INDIANA — 1.6%
Indiana Development Finance Auth. Rev., VRDN, 0.60%, 9/3/09 (LOC: LaSalle Bank N.A.)(1)(2)	2,275,000	2,275,000
Jasper County Industrial Development Rev., (Newberry Farms LLC), VRDN, 0.74%, 9/3/09 (LOC: Farm Credit Services of America and Bank of the West)(1)	2,800,000	2,800,000
		5,075,000
IOWA — 4.9%
Buffalo Pollution Control Rev., Series 1991 B, (Lafarge Corp.), VRDN, 0.58%, 9/3/09 (LOC: BNP Paribas)	5,250,000	5,250,000
Iowa Finance Auth. Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 1.00%, 9/1/09(3)	8,000,000	8,000,000
Orange City Industrial Development Rev., (Vogel Enterprises Ltd.), VRDN, 0.62%, 9/3/09 (LOC: U.S. Bank N.A.)(1)	2,600,000	2,600,000
		15,850,000
KANSAS — 0.8%
Hutchinson Industrial Development Rev., (Kroger Co.), VRDN, 0.49%, 9/3/09 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Shawnee Private Activity Rev., (Simmons Co.), VRDN, 0.58%, 9/2/09 (LOC: Deutsche Bank AG)(2)	1,510,000	1,510,000
		2,510,000
KENTUCKY — 0.6%
Murray Industrial Building Rev., (Kroger Co.), VRDN, 0.49%, 9/3/09 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Winchester Industrial Building Rev., (Kroger Co.), VRDN, 0.49%, 9/3/09 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
		2,000,000
LOUISIANA — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth. Rev., (Hollybrook Enterprises LLC), VRDN, 0.74%, 9/3/09 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)(1)	2,080,000	2,080,000

MAINE — 0.4%
Dover & Foxcroft Rev., (Pleasant River), VRDN, 0.77%, 9/3/09 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)(1)	1,450,000	1,450,000

MARYLAND — 0.9%
Baltimore Industrial Development Auth. Rev., (Baltimore Capital Acquisition), VRDN, 0.42%, 9/2/09 (LOC: Bayerische Landesbank)(1)	3,050,000	3,050,000

MASSACHUSETTS — 3.9%
Macon Trust Various States Rev., Series 2007-344, VRDN, 0.89%, 9/3/09 (LOC: Bank of America N.A.) (LIQ FAC: Bank of America N.A.)(2)	12,550,000	12,550,000

MICHIGAN — 4.3%
Michigan Anticipation Notes GO, Series 2008 A, 3.00%, 9/30/09	12,000,000	12,008,901
Michigan GO, Series 2008 B, 3.00%, 9/30/09	2,000,000	2,002,116
		14,011,017

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

MINNESOTA — 1.7%
Owatonna Housing Rev., Series 2003 A, (Second Century Housing), VRDN, 0.59%, 9/3/09 (LOC: American Bank of St. Paul and FHLB)	$ 3,430,000	$ 3,430,000
St. Paul Port Auth. Rev., Series 2005-7, (Public Radio), VRDN, 0.43%, 9/1/09 (LOC: Allied Irish Bank plc)	1,955,000	1,955,000
		5,385,000
MISSISSIPPI — 1.7%
Mississippi Business Finance Corp. Rev., (St. Andrews Episcopal School), VRDN, 0.50%, 9/3/09 (LOC: Allied Irish Bank plc)	3,820,000	3,820,000
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.51%, 9/3/09 (LOC: Wells Fargo Bank N.A.)	1,845,000	1,845,000
		5,665,000
MISSOURI — 6.7%
Jackson County Industrial Development Auth. Rev., (Linda Hall Library), VRDN, 0.44%, 9/3/09 (LOC: Commerce Bank N.A.)(1)	11,000,000	11,000,000
Missouri Health & Educational Facilities Auth. Rev., (Pembroke Hill School), VRDN, 0.44%, 9/3/09 (LOC: Commerce Bank N.A.)(1)	8,800,000	8,800,000
University City Industrial Development Rev., (Winco Redevelopment Corp., Inc.), VRDN, 0.65%, 9/3/09 (LOC: Commerce Bank N.A.)	1,940,000	1,940,000
		21,740,000
NEBRASKA — 0.3%
Sarpy County Hospital Auth. No. 1 Health Facilities Rev., Series 2000 B, (Immanuel Health System), VRDN, 0.22%, 9/1/09 (LOC: Allied Irish Bank plc)(1)	905,000	905,000

NEVADA — 0.5%
Nevada Housing Division Multi-Family Housing Rev., (Golden Apartments), VRDN, 0.80%, 9/3/09 (Freddie Mac) (LIQ FAC: Freddie Mac)(1)	1,600,000	1,600,000

NEW HAMPSHIRE — 0.4%
New Hampshire Health & Education Facilities Auth. Rev., (Proctor Academy), VRDN, 0.55%, 9/3/09 (LOC: Allied Irish Bank plc)	1,200,000	1,200,000

NEW YORK — 0.4%
New York City Industrial Development Agency Civic Facility Rev., (1998 Peninsula Hospital Center), VRDN, 2.32%, 9/3/09 (LOC: JPMorgan Chase Bank)	1,195,000	1,195,000

NORTH CAROLINA — 0.4%
North Carolina Educational Facilities Finance Agency Rev., (Cape Fear Academy), VRDN, 0.48%, 9/3/09 (LOC: Wachovia Bank N.A.)	1,200,000	1,200,000

PENNSYLVANIA — 8.4%
Berks County Municipal Auth. Rev., Series 2009 A5, (Reading Hospital & Medical Center), VRDN, 0.66%, 9/3/09(1)	10,000,000	10,000,000
Bermudian Springs School District GO, VRDN, 0.45%, 9/3/09 (FSA) (SBBPA: Royal Bank of Canada)	2,415,000	2,415,000
JP Morgan Chase Trust GO, Series 2009-3405, (PUTTERs/DRIVERs), VRDN, 0.54%, 9/3/09 (FSA) (LIQ FAC: JPMorgan Chase Bank)(2)	3,000,000	3,000,000
RBC Municipal Products, Inc. Trust Rev., Series 2008 C13, VRDN, 0.39%, 9/3/09 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(2)	7,000,000	7,000,000
RBC Municipal Products, Inc. Trust Rev., Series 2008 E11, VRDN, 0.39%, 9/3/09 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(2)	4,995,000	4,995,000
		27,410,000
PUERTO RICO — 2.5%
Austin Trust Various States, Series 2008-355, VRDN, 0.79%, 9/3/09 (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(2)	8,000,000	8,000,000

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Principal Amount	Value

TENNESSEE — 2.7%
Bradley County Industrial Development Board Rev., (Kroger Co.), VRDN, 0.49%, 9/3/09 (LOC: U.S. Bank N.A.)	$ 7,880,000	$ 7,880,000
Greeneville Industrial Development Board Rev., (Pet, Inc.), VRDN, 0.54%, 9/3/09 (LOC: BNP Paribas)	1,000,000	1,000,000
		8,880,000
TEXAS — 17.0%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.73%, 9/2/09(1)	14,400,000	14,400,000
Crawford Education Facilities Corp. Rev., Series 2004 A, (University Parking System), VRDN, 1.10%, 9/3/09 (LOC: BNP Paribas)	10,000,000	10,000,000
Hale County Industrial Development Corp. Rev., (Struikmans), VRDN, 0.74%, 9/3/09 (LOC: Farm Credit Services of America and Bank of the West)	3,000,000	3,000,000
Hunt Memorial Hospital District Rev., VRDN, 0.40%, 9/3/09 (FSA) (SBBPA: Chase Bank of Texas N.A.)(1)	3,250,000	3,250,000
JP Morgan Chase Trust Rev., Series 2009-3418, (PUTTERs/DRIVERs), VRDN, 0.54%, 9/3/09 (FSA) (LIQ FAC: JPMorgan Chase Bank)(2)	2,025,000	2,025,000
Muleshoe Economic Development Corp. Rev., (John Lyle & Grace Ajean), VRDN, 0.69%, 9/3/09 (LOC: Wells Fargo Bank N.A.)(1)	5,090,000	5,090,000
Port of Corpus Christi Auth. of Nueces County Solid Waste Disposal Rev., (Flint Hills Resources, LP), VRDN, 0.73%, 9/2/09(1)	4,500,000	4,500,000
Port of Corpus Christi Auth. of Nueces County Solid Waste Disposal Rev., (Flint Hills Resources, LP), VRDN, 0.73%, 9/2/09(1)	6,000,000	6,000,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Health Care System), 5.00%, 11/15/09(1)	1,000,000	1,006,409
Texas Tax & Anticipation Notes Rev., 2.50%, 8/31/10(3)	6,000,000	6,122,700
		55,394,109
WASHINGTON — 3.8%
King County School District No. 210 GO, 4.00%, 12/1/09 (School Bond Guarantee)(1)	3,175,000	3,196,149
King County School District No. 414 GO, 4.00%, 12/1/09 (School Bond Guarantee)(1)	1,500,000	1,508,228
Metropolitan Park District of Tacoma GO, 3.50%, 12/1/09(1)	1,650,000	1,656,485
Snohomish & Island Counties School District No. 401 GO, 3.00%, 12/15/09 (School Bond Guarantee)	1,945,000	1,954,713
Washington Economic Development Finance Auth. Rev., Series 2007 E, (Mesa Dairy LLC.), VRDN, 0.74%, 9/3/09 (LOC: Citizens Business Bank and Wells Fargo Bank N.A.)(1)	3,990,000	3,990,000
		12,305,575
WISCONSIN — 2.8%
Verona Industrial Development Rev., (Latitude Corp.), VRDN, 0.62%, 9/3/09 (LOC: U.S. Bank N.A.)(1)	4,175,000	4,175,000
Wisconsin Health & Educational Facilities Auth. Rev., (Edgewood College), VRDN, 0.18%, 9/1/09 (LOC: U.S. Bank N.A.)(1)	1,850,000	1,850,000
Wisconsin Housing & Economic Development Auth. Rev., Series 2003 A, VRDN, 0.70%, 9/2/09 (FSA) (SBBPA: FHLB)(1)	3,060,000	3,060,000
		9,085,000
TOTAL INVESTMENT SECURITIES — 99.1%		322,559,275
OTHER ASSETS AND LIABILITIES — 0.9%		2,985,276
TOTAL NET ASSETS — 100.0%		$325,544,551

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodian Receipts
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $14,123,000.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $64,340,000, which represented 19.8% of total net assets. None of these securities were considered illiquid.

(3)	When-issued security.

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at amortized cost, which approximates current market value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of August 31, 2009, the valuation inputs used to determine the fair value of the fund's securities were classified as Level 2.

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$322,559,275

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUNICIPAL TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2009